STOCKHOLDERS' EQUITY (Summary of Stock Options Activity) (Details) - Stock Option [Member] - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 27, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Options
Outstanding at beginning of the period		547,662
Granted (weighted-average fair value of $2.21 per share)	685,000	696,252
Exercised
Forfeited		(2,400)	(72,498)	(161,500)
Outstanding at end of the period		1,241,514	547,662
Exercisable at end of the period		348,933
Expected to vest after June 30, 2019 (unexercisable)		892,581
Weighted Average Exercise Price
Outstanding at beginning of the period		$ 5.27
Granted (weighted-average fair value of $2.21 per share)	$ 3.42	3.45
Exercised
Forfeited		13.50
Outstanding at end of the period		4.24	$ 5.27
Exercisable at end of the period		6.15
Expected to vest after June 30, 2019 (unexercisable)		$ 3.49
Weighted Average Remaining Contractual Term ( Years)
Outstanding - December 31, 2018		2 years 3 months 19 days	2 years 8 months 12 days
Granted (weighted-average fair value of $2.21 per share)		3 years
Vested (exercisable) - June 30, 2019		2 years 3 months 19 days
Expected to vest after June 30, 2019 (unexercisable)		2 years 3 months 19 days
Aggregate Intrinsic Value
Outstanding - December 31, 2018
Granted (weighted-average fair value of $2.21 per share)		$ 842,465
Exercised
Outstanding - June 30, 2019		521,436
Expected to vest after June 30, 2019 (unexercisable)		$ 1,044,320